RECLAMATION AND MINE CLOSURE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
RECLAMATION AND MINE CLOSURE

NOTE 12 – RECLAMATION AND MINE CLOSURE

Reclamation and mine closure costs are based principally on legal and regulatory requirements. Management estimates costs associated with reclamation of mining properties as well as remediation costs for inactive properties. The Company uses assumptions about future costs, mineral prices, mineral processing recovery rates, production levels, capital costs and reclamation costs. Such assumptions are based on the Company’s current mining plan and the best available information for making such estimates. The sum of the expected costs by year is discounted, using the Company’s credit adjusted risk free interest rate. On an ongoing basis, management evaluates its estimates and assumptions; however, actual amounts could differ from those based on such estimates and assumptions.

Changes to the Company’s asset retirement obligations for active mining sites are as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Asset retirement obligation – Beginning	$35,197	$33,434	$34,457	$32,714
Accretion	758	742	1,500	1,466
Addition and changes in estimates	—	335	—	335
Settlements	(377)	(1)	(379)	(5)

Asset retirement obligation	$35,578	$34,510	$35,578	$34,510

In addition, the Company has accrued $0.6 million and $0.9 million as of June 30, 2013 and December 31, 2012, respectively, for reclamation liabilities related to former mining activities. These amounts are also included in reclamation and mine closure liabilities.

NOTE 15 – RECLAMATION AND MINE CLOSURE

Reclamation and mine closure costs are based principally on legal and regulatory requirements. Management estimates costs associated with reclamation of mining properties as well as remediation costs for inactive properties. The Company uses assumptions about future costs, mineral prices, mineral processing recovery rates, production levels, capital costs and reclamation costs. Such assumptions are based on the Company’s current mining plan and the best available information for making such estimates. The sum of the expected costs by year is discounted, using the Company’s credit adjusted risk free interest rate. On an ongoing basis, management evaluates its estimates and assumptions; however, actual amounts could differ from those based on such estimates and assumptions.

The asset retirement obligation is measured using the following factors: 1) Expected labor costs, 2) Allocated overhead and equipment charges, 3) Contractor markup, 4) Inflation adjustment, and 5) Market risk premium. The sum of the expected costs by year is discounted, using the Company’s credit adjusted risk-free interest rate from the time it expects to pay the retirement obligation to the time it incurs the obligation.

Upon initial recognition of a liability for an asset retirement obligation, the Company capitalizes the asset retirement cost as an increase in the carrying amount of the related long-lived asset. The Company depletes this amount using the units-of-production method. The Company is not required to re-measure the obligation at fair value each period, but the Company is required to evaluate the cash flow estimates at the end of each reporting period to determine whether the estimates continue to be appropriate. Upward revisions in the amount of undiscounted cash flows are discounted using a current credit-adjusted risk-free rate. Downward revisions are discounted using the credit-adjusted risk-free rate that existed when the original liability was recorded, or, if not readily determinable, at the weighted average discount rate used to record the liability.

Changes to the Company’s asset retirement obligations are as follows (in thousands):

	Years ended December 31,
	2012	2011
Asset retirement obligation – Beginning	$32,714	$27,302
Accretion	2,911	2,648
Addition and changes in estimates	(1,073)	2,822
Settlements	(95)	(58)

Asset retirement obligation – December 31	$34,457	$32,714

In addition, the Company has accrued $0.9 million and $1.8 million as of December 31, 2012 and December 31, 2011, respectively, for reclamation liabilities related to former mining activities. These amounts are also included in reclamation and mine closure liabilities.